FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 11:-    FAIR VALUE MEASUREMENTS

In accordance with ASC 820 "Fair Value Measurements and Disclosures", the Company measures its Investment in marketable securities, foreign currency derivative contracts and embedded derivatives in connection with research and development funding arrangement at fair value.  Investment in marketable securities is classified within Level 1 because this asset is valued using quoted market prices. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The Company's financial assets and liabilities measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2016
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Foreign currency derivative contracts	7	-	7	-

Total financial assets	$7	$-	$7	$-

	December 31, 2015
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Investment in marketable securities	$426	$426	$-	$-

Total financial assets	$426	$426	$-	$-

	December 31, 2015
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Foreign currency derivative contracts	(19)	-	(19)	-

Total financial liabilities	$(19)	$-	$(19)	$-